UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                                TITLE OF   CUSIP        VALUE       SHARES     SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS                 (x$1000)      PRN  AMT   PRN CALL   DSCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------------------------------------------------- -----------------------------------------------------------------
AETERNA ZENTARIS INC            COM        007975204       1,454       219,238     SH        SOLE        N/A    219,238
ALFACELL CORP                   COM        015404106         178        48,122     SH        SOLE        N/A     48,122
ALKERMES INC                    COM        01642T108      23,189     1,051,648     SH        SOLE        N/A  1,051,648
ANTIGENICS INC DEL              COM        037032109         161        58,759     SH        SOLE        N/A     58,759
ANTIGENICS INC DEL              COM        037032109          49        17,900    PUT        SOLE        N/A     17,900
ATHEROGENICS INC                COM        047439104       7,935       486,210     SH        SOLE        N/A    486,210
ATHEROGENICS INC                COM        047439104       3,566       218,500    PUT        SOLE        N/A    218,500
CELL GENESYS INC                COM        150921104         880       110,268     SH        SOLE        N/A    110,268
COLEY PHARMACEUTICAL GROUP      COM        19388P106      13,309       878,473     SH        SOLE        N/A    878,473
CV THERAPEUTICS INC             COM        126667104       3,769       170,700     SH        SOLE        N/A    170,700
CV THERAPEUTICS INC             COM        126667104       3,893       176,300    PUT        SOLE        N/A    176,300
DENDREON CORP                   COM        24823Q107       7,666     1,627,633     SH        SOLE        N/A  1,627,633
DISCOVERY LABORATORIES INC      COM        254668106       3,633       495,611     SH        SOLE        N/A    495,611
EMISPHERE TECHNOLOGIES INC      COM        291345106      10,328     1,256,415     SH        SOLE        N/A  1,256,415
FORBES MEDI-TECH INC            COM        344907100         251        97,425     SH        SOLE        N/A     97,425
GTX INC DEL                     COM        40052B108         598        54,768     SH        SOLE        N/A     54,768
HUMAN GENOME SCIENCES INC       COM        444903108      14,792     1,360,834     SH        SOLE        N/A  1,360,834
ICAGEN INC                      COM        45104P104         816        98,344     SH        SOLE        N/A     98,344
MEDAREX INC                     COM        583916101       7,294       551,765     SH        SOLE        N/A    551,765
MEDICINES CO                    COM        584688105       2,063       100,300     SH        SOLE        N/A    100,300
MERCK & CO INC                  COM        589331107       1,455        41,298     SH        SOLE        N/A     41,298
NEKTAR THERAPEUTICS             COM        640268108       3,460       169,753     SH        SOLE        N/A    169,753
NEUROBIOLOGICAL TECHNOLOGIES    COM        64124W106         976       275,830     SH        SOLE        N/A    275,830
NEUROCHEM INC                   COM        64125K101       5,904       421,106     SH        SOLE        N/A    421,106
NITROMED INC                    COM        654798503       6,010       715,471     SH        SOLE        N/A    715,471
ONYX PHARMACEUTICALS INC        COM        683399109       6,322       240,741     SH        SOLE        N/A    240,741
RENOVIS INC                     COM        759885106       8,877       416,385     SH        SOLE        N/A    416,385
SPECTRUM PHARMACEUTICALS INC    COM        84763A108       1,628       347,224     SH        SOLE        N/A    347,224
SUPERGEN INC                    COM        868059106       1,563       275,216     SH        SOLE        N/A    275,216
TELIK INC                       COM        87959M109      28,139     1,453,463     SH        SOLE        N/A  1,453,463
TRIMERIS INC                    COM        896263100       2,182       161,513     SH        SOLE        N/A    161,513
VASOGEN INC                     COM        92232F103         261       123,475     SH        SOLE        N/A    123,475
VION PHARMACEUTICALS INC        COM        927624106       1,492       660,035     SH        SOLE        N/A    660,035

                                        33               174,093



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:         174,093
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE